Summary of Income Tax Expense Attributable to Income From Continuing Operation (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current tax (expense)	R$ 115,706	R$ (906,080)	R$ (712,814)
Deferred tax (expense) benefit	231,433	1,257,067	(1,532,299)
Income tax and social contribution effect on profit or loss	R$ 347,139	R$ 350,987	R$ (2,245,113)